Prepaid land lease payments (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2014
Land use rights
Prepaid land lease payments
Schedule of prepaid land lease payments
	December 31,	December 31,
	2014	2013

Prepaid land lease payments	$11,940	$12,238
Less: accumulated amortization	1,535	1,290
Net carrying value	$10,405	$10,948